Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Total 9F Inc. shareholders’ equity CNY (¥)	Total 9F Inc. shareholders’ equity USD ($)	Non- controlling interest CNY (¥)	Non- controlling interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 2		¥ 5,786,068		¥ 465,495		¥ (2,686,353)		¥ 90,988		¥ 3,656,200		¥ 54,778		¥ 3,710,978
Balance (in Shares) | shares	235,466,660	235,466,660
Balance at Dec. 31, 2022	¥ 2		5,786,068		465,495		(2,686,353)		90,988		3,656,200		54,778		3,710,978
Balance (in Shares) at Dec. 31, 2022 | shares	235,466,660	235,466,660
Share-based compensation			(72,133)								(72,133)				(72,133)
Net income (loss)							(140,190)				(140,190)		(159)		(140,349)
Other comprehensive income (loss)									74,021		74,021				74,021
Balance at Dec. 31, 2023	¥ 2		5,713,935		465,495		(2,826,543)		165,009		3,517,898		54,619		3,572,517
Balance (in Shares) at Dec. 31, 2023 | shares	235,466,660	235,466,660
Balance (in Dollars)	¥ 2		5,713,935		465,495		(2,826,543)		165,009		3,517,898		54,619		3,572,517
Balance (in Shares) | shares	235,466,660	235,466,660
Share-based compensation			(959)								(959)				(959)
Net income (loss)							49,984				49,984		173		50,157
Provision for statutory reserve					5,047		(5,047)
Other comprehensive income (loss)									34,854		34,854				34,854
Balance at Dec. 31, 2024	¥ 2		5,712,976		470,542		(2,781,606)		199,863		3,601,777		54,792		3,656,569
Balance (in Shares) at Dec. 31, 2024 | shares	235,466,660	235,466,660
Balance (in Dollars)	¥ 2		5,712,976		470,542		(2,781,606)		199,863		3,601,777		54,792		3,656,569
Balance (in Shares) | shares	235,466,660	235,466,660
Share-based compensation			54								54				54
Net income (loss)							168,201				168,201		(812)		167,389	$ 23,936
Provision for statutory reserve					5,622		(5,622)
Other comprehensive income (loss)									(58,167)		(58,167)		(201)		(58,368)
Capital injection from non-controlling interest shareholders													5,561		5,561
Balance at Dec. 31, 2025	¥ 2		5,713,030	$ 816,952	476,164	$ 68,091	(2,619,027)	$ (374,516)	141,696	$ 20,262	3,711,865	$ 530,789	59,340	$ 8,486	3,771,205	539,275
Balance (in Shares) at Dec. 31, 2025 | shares	235,466,660	235,466,660
Balance (in Dollars)	¥ 2		¥ 5,713,030	$ 816,952	¥ 476,164	$ 68,091	¥ (2,619,027)	$ (374,516)	¥ 141,696	$ 20,262	¥ 3,711,865	$ 530,789	¥ 59,340	$ 8,486	¥ 3,771,205	$ 539,275
Balance (in Shares) | shares	235,466,660	235,466,660